CONDENSED CONSOLIDATED STATEMENT OF SHAREHOLDERS` EQUITY - USD ($)	Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Oct. 31, 2014	$ 14,000	$ 87,882	$ 148,677,413	$ (144,769,722)	$ 4,009,573
Balance (in Shares) at Oct. 31, 2014	140	8,788,176
Stock option compensation to employees and consultants			2,676,309		2,676,309
Common stock issued upon exercise of stock options		$ 173	44,462		44,635
Common stock issued upon exercise of stock options (in Shares)		17,334
Common stock issued to consultants		$ 116	45,984		46,100
Common stock issued to consultants (in Shares)		11,600
Repurchase 92,232 shares of common stock and cancellation of warrants to purchase 16,000 shares of common stock			(343,973)		(343,973)
Retire common stock repurchased		$ (922)	922
Retire common stock repurchased (in Shares)		(92,232)
Net Loss				(1,379,043)	(1,379,043)
Balance at Oct. 31, 2015	$ 14,000	$ 87,249	151,101,117	(146,148,765)	5,053,601
Balance (in Shares) at Oct. 31, 2015	140	8,724,878
Stock option compensation to employees and consultants			873,561		873,561
Common stock issued upon exercise of stock options		$ 127	33,454		33,581
Common stock issued upon exercise of stock options (in Shares)		12,676
Common stock issued to consultants		$ 108	31,252		31,360
Common stock issued to consultants (in Shares)		10,833
Common stock issued to acquire patents		$ 40	11,760		11,800
Common stock issued to acquire patents (in Shares)		4,000
Net Loss				(5,016,428)	(5,016,428)
Balance at Oct. 31, 2016	$ 14,000	$ 87,524	$ 152,051,144	$ (151,165,193)	$ 987,475
Balance (in Shares) at Oct. 31, 2016	140	8,752,387